Financial Risk Management - Changes of Financial Assets Classified as Level 3 (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Disclosure of fair value measurement of assets [line items]
Balance at beginning	₩ 31,297,663
Balance at ending	33,428,669
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Valuation	222,257
Financial assets at fair value through profit or loss [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Valuation	222,257
Balance at ending	222,257
Available- for-sale financial assets [Member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	107,558
Transfer	3,938
Other comprehensive loss	(8,942)
Disposal	(4,652)
Balance at ending	₩ 97,902